FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 256,624		$ 77,696	$ 650,902	$ 20,162
Advances receivable and prepaids		236,667		63,895
Due from related parties		22,997		12,820
Employee retention allowance		(184,159)		(180,519)	$ (171,867)
Loans	$ (33,741)	(26,501)		0
Amounts held in foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	260,173		36,539
Advances receivable and prepaids	22,353		66,339
Accounts payable and accrued liabilities	(508,573)		(548,604)
Due from related parties	42,619		0
Due to related parties	(355,419)		(1,225,436)
Employee retention allowance	(234,471)		(234,471)
Loans	(33,741)		0
Total foreign currency financial assets and liabilities	$ (807,060)	$ (633,865)	$ (1,905,633)	$ (1,467,147)
Foreign exchange rate at December 31	0.7854	0.7854	0.7699	0.7699
Impact of a 10% strengthening of the US $ on net loss		$ (63,386)		$ (146,715)